PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

($ millions)	2024	2023 (1)
Development and production assets	22,172.1	24,580.6
Corporate assets	137.8	132.1
Property, plant and equipment at cost	22,309.9	24,712.7
Accumulated depletion, depreciation and impairment	(12,556.7)	(13,994.4)
Net carrying amount	9,753.2	10,718.3

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	24,580.6	22,340.0
Accumulated depletion and impairment, beginning of year	(13,901.4)	(14,651.8)
Net carrying amount, beginning of year	10,679.2	7,688.2

Net carrying amount, beginning of year	10,679.2	7,688.2
Acquisitions	21.3	4,348.6
Additions	1,488.4	1,025.8
Dispositions	0.8	(26.9)
Transfers from exploration and evaluation assets	219.7	204.3
Reclassified as assets held for sale	(1,039.6)	(729.5)
Depletion	(1,166.3)	(1,009.3)
Impairment	(486.8)	(822.2)
Foreign exchange	(0.1)	0.2
Net carrying amount, end of year	9,716.6	10,679.2

Cost, end of year	22,172.1	24,580.6
Accumulated depletion and impairment, end of year	(12,455.5)	(13,901.4)
Net carrying amount, end of year	9,716.6	10,679.2

Corporate assets
Cost, beginning of year	132.1	126.2
Accumulated depreciation, beginning of year	(93.0)	(85.0)
Net carrying amount, beginning of year	39.1	41.2

Net carrying amount, beginning of year	39.1	41.2
Additions	5.7	5.9
Depreciation	(8.2)	(8.0)
Net carrying amount, end of year	36.6	39.1

Cost, end of year	137.8	132.1
Accumulated depreciation, end of year	(101.2)	(93.0)
Net carrying amount, end of year	36.6	39.1
(1)Comparative period revised to reflect current period presentation.
At December 31, 2024, future development costs of $9.19 billion were included in costs subject to depletion (December 31, 2023 - $9.08 billion).
During the year ended December 31, 2024, the Company capitalized direct general and administrative costs of $45.1 million (year ended December 31, 2023 - $42.4 million), including $5.4 million of share-based compensation costs (year ended December 31, 2023 - $5.7 million).
Impairment test of property, plant and equipment
2024 Assets Held for Sale
At March 31, 2024, the Company classified certain non-core assets in its Southeast Saskatchewan and Southwest Saskatchewan CGUs as held for sale. Immediately prior to classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts and recorded an impairment loss of $486.8 million on PP&E. The recoverable amount was determined based on expected consideration, which represented the assets' estimated fair value less costs of disposal. The Company completed the disposition of these assets in June 2024. See Note 8 - "Capital Acquisitions and Dispositions" for additional information.
At September 30, 2024, the Company classified certain infrastructure assets in its Alberta CGU as held for sale. Immediately prior to classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts. The recoverable amount was determined based on expected consideration, which represented the assets' estimated fair value less costs of disposal. No impairment was recorded on PP&E. The Company completed the disposition of these assets in October 2024. See Note 8 - "Capital Acquisitions and Dispositions" for additional information.
2023 Assets Held for Sale
During the year ended December 31, 2023, certain non-core assets in the Company’s Alberta CGU were classified as and remained as held for sale. The Company conducted periodic reviews of the assets’ recoverable amounts and recorded a total impairment loss of $93.8 million on PP&E. The recoverable amount was determined based on expected consideration, which represented the assets' estimated fair value less costs of disposal. See Note 8 - "Capital Acquisitions and Dispositions" for additional information.
Impairment Assessment
There were no indicators of impairment or impairment reversal on remaining PP&E at December 31, 2024 or December 31, 2023.